Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2025
SAE-NPRT1-0725
1.918363.114
Common Stocks - 64.0%
	Shares	Value ($)
BRAZIL - 4.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	272,800	1,366,980
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,068,141	3,639,841
TOTAL COMMUNICATION SERVICES		5,006,821

Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	7,333	18,796,606
Diversified Consumer Services - 0.0%
Cogna Educacao SA	946,400	491,442
YDUQS Participacoes SA	599,100	1,660,239
		2,151,681
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	708,300	3,549,240
Cyrela Brazil Realty SA Empreendimentos e Participacoes	488,700	2,133,550
Direcional Engenharia SA	316,300	2,248,581
		7,931,371
Specialty Retail - 0.1%
C&A MODAS SA	887,600	2,767,009
Grupo SBF SA	46,800	100,563
Lojas Renner SA	1,930,074	6,128,184
Vibra Energia SA	708,700	2,500,492
		11,496,248
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	750,900	5,796,352
Guararapes Confeccoes SA (b)	59,400	88,692
		5,885,044
TOTAL CONSUMER DISCRETIONARY		46,260,950

Consumer Staples - 0.0%
Beverages - 0.0%
Ambev SA	961,100	2,357,589
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	1,171,046	3,040,482
Food Products - 0.0%
BRF SA	295,349	1,048,271
Marfrig Global Foods SA	328,000	1,457,204
		2,505,475
TOTAL CONSUMER STAPLES		7,903,546

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras	266,300	1,532,290
Petroleo Brasileiro SA - Petrobras ADR	2,804,900	32,368,547
PRIO SA/Brazil (b)	4,967,768	33,830,678
Ultrapar Participacoes SA	761,300	2,168,297
		69,899,812
Financials - 1.5%
Banks - 1.1%
Banco Bradesco SA ADR	1,858,465	5,352,379
Banco do Brasil SA	211,810	867,312
Banco do Estado do Rio Grande do Sul SA Series B	11,000	23,098
Inter & Co Inc depository receipt	371,556	2,647,243
Itau Unibanco Holding SA	5,907,683	38,661,523
Itau Unibanco Holding SA ADR (c)	2,708,033	17,845,937
Itausa SA	8,503,618	16,458,615
NU Holdings Ltd/Cayman Islands Class A (b)	4,048,717	48,625,092
		130,481,199
Capital Markets - 0.4%
Banco BTG Pactual SA unit	5,938,467	41,064,144
XP Inc Class A	538,418	10,423,772
		51,487,916
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (c)	217,198	1,935,234
Insurance - 0.0%
BB Seguridade Participacoes SA	299,900	1,966,824
Porto Seguro SA	129,700	1,180,781
		3,147,605
TOTAL FINANCIALS		187,051,954

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	31,672,801	15,837,785
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	18,600
		15,856,385
Industrials - 0.4%
Commercial Services & Supplies - 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	67,900	320,060
Electrical Equipment - 0.1%
WEG SA	2,329,684	17,250,130
Ground Transportation - 0.3%
Localiza Rent a Car SA	4,754,201	35,709,499
Tegma Gestao Logistica SA	19,700	126,511
		35,836,010
Machinery - 0.0%
Marcopolo SA	281,140	356,371
TOTAL INDUSTRIALS		53,762,571

Information Technology - 0.1%
Software - 0.1%
TOTVS SA	1,125,800	8,308,422
Materials - 0.7%
Metals & Mining - 0.6%
Bradespar SA	893,800	2,437,849
Gerdau SA	2,193,910	5,849,659
Gerdau SA ADR	9,445,671	24,842,115
Vale SA ADR	4,579,026	41,806,508
		74,936,131
Paper & Forest Products - 0.1%
Eucatex SA Industria e Comercio	6,879	22,599
Suzano SA	1,242,584	10,786,659
		10,809,258
TOTAL MATERIALS		85,745,389

Utilities - 0.2%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	1,044,654	1,979,902
Equatorial Energia SA	2,631,950	16,865,280
		18,845,182
Water Utilities - 0.0%
Cia De Sanena Do Parana	546,776	622,346
TOTAL UTILITIES		19,467,528

TOTAL BRAZIL		499,263,378
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	139,900	8,190,014
Materials - 0.0%
Metals & Mining - 0.0%
Torex Gold Resources Inc (b)	27,872	894,845
TOTAL CANADA		9,084,859
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	264,918	1,264,000
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	451,708	1,554,596
Financials - 0.0%
Banks - 0.0%
Banco de Chile	3,611,617	531,345
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	1,107,816	26,426,764
TOTAL CHILE		29,776,705
CHINA - 18.9%
Communication Services - 5.9%
Entertainment - 1.1%
FriendTimes Inc (b)(d)	11,932	1,232
G-bits Network Technology Xiamen Co Ltd A Shares (China)	86,017	3,005,204
Kingnet Network Co Ltd A Shares (China)	990,600	2,191,779
Kingsoft Corp Ltd	254,200	1,082,792
NetDragon Websoft Holdings Ltd	85,000	103,959
NetEase Cloud Music Inc (b)(d)(e)	196,000	5,279,259
Netease Inc	2,319,150	56,403,044
Netease Inc ADR	143,287	17,446,625
Tencent Music Entertainment Group A Shares	979,054	8,314,878
Tencent Music Entertainment Group Class A ADR	2,594,399	43,689,679
XD Inc (b)(d)	345,265	1,627,009
		139,145,460
Interactive Media & Services - 4.8%
Autohome Inc Class A ADR	136,290	3,341,831
Baidu Inc A Shares (b)	328,800	3,374,849
Bilibili Inc Z Shares (b)	352,560	6,463,835
Hello Group Inc Class A ADR	270,199	1,640,108
JOYY Inc Class A ADR	77,440	3,707,827
Kanzhun Ltd ADR (b)	992,208	16,827,848
Kuaishou Technology B Shares (b)(d)(e)	1,625,500	11,049,362
Meitu Inc (d)(e)	8,810,000	7,404,306
Tencent Holdings Ltd	8,612,327	542,943,952
Tongdao Liepin Group (d)	345,863	152,176
Weibo Corp Class A ADR	208,430	1,886,292
		598,792,386
Media - 0.0%
Shandong Publishing & Media Co Ltd A Shares (China)	154,100	213,607
Xiamen Jihong Technology Co Ltd A Shares (China)	188,700	346,486
		560,093
TOTAL COMMUNICATION SERVICES		738,497,939

Consumer Discretionary - 5.6%
Automobile Components - 0.2%
Autel Intelligent Technology Corp Ltd A Shares (China)	178,151	681,698
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares	129,555	2,515,614
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,526,228	12,288,682
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	311,200	2,224,530
Huayu Automotive Systems Co Ltd A Shares (China)	486,300	1,222,547
Nexteer Automotive Group Ltd	1,280,000	941,908
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	580,505	2,566,405
		22,441,384
Automobiles - 0.7%
AIMA Technology Group Co Ltd A Shares (China)	180,800	910,309
BAIC Motor Corp Ltd H Shares (d)(e)	613,000	154,792
BYD Co Ltd A Shares (China)	20,400	998,218
BYD Co Ltd H Shares	1,435,093	71,321,301
Geely Automobile Holdings Ltd	1,232,000	2,768,469
Li Auto Inc ADR (b)(c)	136,819	3,877,450
Loncin Motor Co Ltd A Shares (China)	1,749,200	3,175,394
Niu Technologies ADR (b)	99,913	357,689
SAIC Motor Corp Ltd A Shares (China)	2,452,103	5,520,829
Seres Group Co Ltd A Shares (China)	73,100	1,381,029
ZEEKR Intelligent Technology Holding Ltd ADR (b)	5,071	133,317
Zhejiang Qianjiang Motorcycle Co Ltd A Shares (China)	243,200	506,009
		91,104,806
Broadline Retail - 2.7%
Alibaba Group Holding Ltd	8,271,443	117,767,253
Alibaba Group Holding Ltd ADR	642,446	73,136,053
JD.com Inc A Shares	1,703,350	27,565,535
JD.com Inc ADR	942,040	30,531,516
PDD Holdings Inc Class A ADR (b)	780,078	75,285,328
Vipshop Holdings Ltd Class A ADR	530,624	7,317,305
		331,602,990
Diversified Consumer Services - 0.1%
China New Higher Education Group Ltd (d)(e)	481,885	56,539
New Oriental Education & Technology Group Inc	247,300	1,167,689
TAL Education Group Class A ADR (b)	1,271,500	12,498,845
		13,723,073
Hotels, Restaurants & Leisure - 1.3%
Atour Lifestyle Holdings Ltd ADR	77,004	2,410,995
H World Group Ltd	326,700	1,153,506
H World Group Ltd ADR	136,522	4,815,131
Meituan B Shares (b)(d)(e)	4,223,552	73,044,877
Shangri-La Asia Ltd	13,060,000	7,311,908
TravelSky Technology Ltd H Shares	113,000	160,829
Trip.com Group Ltd	259,880	16,258,151
Trip.com Group Ltd ADR	792,666	49,660,525
Yum China Holdings Inc	184,400	8,049,060
		162,864,982
Household Durables - 0.3%
Guangdong Xinbao Electrical Appliances Holdings Co Ltd A Shares (China)	313,600	617,204
Haier Smart Home Co Ltd A Shares (China)	4,747,967	16,512,948
Haier Smart Home Co Ltd H Shares	1,538,200	4,479,578
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	143,900	471,289
Midea Group Co Ltd A Shares (China) (b)	1,072,564	11,777,758
TCL Electronics Holdings Ltd	591,000	770,303
Vatti Corp Ltd A Shares (China)	46,900	42,732
Viomi Technology Co Ltd Class A ADR (b)	71,922	99,611
		34,771,423
Specialty Retail - 0.1%
China Harmony Auto Holding Ltd	410,110	31,382
Grand Baoxin Auto Group Ltd (b)(f)	209,460	2,297
Pop Mart International Group Ltd (d)(e)	580,400	16,314,058
Zhongsheng Group Holdings Ltd	284,899	430,195
		16,777,932
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	1,383,000	16,835,310
Cabbeen Fashion Ltd	48,447	9,267
CECEP COSTIN New Materials Group Ltd (b)(f)	741,000	1
Li Ning Co Ltd	1,574,500	3,007,998
Shenzhen Fuanna Bedding and Furnishing Co Ltd A Shares (China)	263,200	297,207
Shenzhou International Group Holdings Ltd	925,200	6,743,337
Zhejiang Semir Garment Co Ltd A Shares (China)	2,092,100	1,577,847
		28,470,967
TOTAL CONSUMER DISCRETIONARY		701,757,557

Consumer Staples - 0.7%
Beverages - 0.7%
Beijing Yanjing Brewery Co Ltd A Shares (China)	215,500	421,736
China Foods Ltd	76,000	29,950
China Resources Beer Holdings Co Ltd	3,136,000	10,018,594
China Resources Beverage Holdings Co Ltd (b)	883,800	1,478,805
Eastroc Beverage Group Co Ltd A Shares (China)	317,240	14,100,045
Kweichow Moutai Co Ltd A Shares (China)	148,066	31,300,594
Nongfu Spring Co Ltd H Shares (d)(e)	1,399,000	6,851,284
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares	340,100	8,705,918
Tsingtao Brewery Co Ltd A Shares (China)	21,493	221,415
Tsingtao Brewery Co Ltd H Shares	166,000	1,152,734
		74,281,075
Consumer Staples Distribution & Retail - 0.0%
JD Health International Inc (b)(d)(e)	78,100	399,907
Food Products - 0.0%
China Mengniu Dairy Co Ltd	1,252,000	2,822,992
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	97,800	603,393
Gambol Pet Group Co Ltd A Shares (China)	25,900	388,369
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	258,000	1,085,788
		4,900,542
Household Products - 0.0%
Opple Lighting Co Ltd A Shares (China)	255,900	637,284
Personal Care Products - 0.0%
Chongqing Baiya Sanitary Products Co Ltd A Shares (China)	424,000	1,800,296
Mao Geping Cosmetics Co LTD H Shares	86,600	1,219,298
Shanghai Chicmax Cosmetic Co Ltd H Shares	261,000	2,183,571
		5,203,165
TOTAL CONSUMER STAPLES		85,421,973

Energy - 0.0%
Energy Equipment & Services - 0.0%
Anton Oilfield Services Group/Hong Kong	428,000	59,497
Oil, Gas & Consumable Fuels - 0.0%
China Merchants Energy Shipping Co Ltd A Shares (China)	2,052,557	1,724,778
TOTAL ENERGY		1,784,275

Financials - 2.8%
Banks - 1.6%
Agricultural Bank of China Ltd H Shares	34,995,980	22,494,260
Bank of Chengdu Co Ltd A Shares (China)	2,959,129	7,969,376
China Construction Bank Corp H Shares	106,884,877	95,964,792
China Merchants Bank Co Ltd H Shares	4,949,807	30,868,827
China Minsheng Banking Corp Ltd H Shares	158,000	81,205
Chongqing Rural Commercial Bank Co Ltd H Shares	2,956,081	2,439,179
Industrial & Commercial Bank of China Ltd H Shares	44,303,870	32,262,705
Postal Savings Bank of China Co Ltd H Shares (d)(e)	4,310,000	2,803,306
		194,883,650
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	3,867,500	3,738,716
Consumer Finance - 0.1%
LexinFintech Holdings Ltd Class A ADR	339,625	2,462,281
Lufax Holding Ltd ADR	52,837	154,812
Qifu Technology Inc Class A ADR	143,209	5,885,891
		8,502,984
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	24,252,422	49,425,936
China Pacific Insurance Group Co Ltd H Shares	5,599,037	17,494,536
China Taiping Insurance Holdings Co Ltd	3,009,234	4,628,351
New China Life Insurance Co Ltd H Shares	743,400	3,038,600
People's Insurance Co Group of China Ltd/The H Shares	5,169,000	3,381,792
PICC Property & Casualty Co Ltd H Shares	16,169,697	30,808,850
Ping An Insurance Group Co of China Ltd H Shares	5,022,798	29,336,085
		138,114,150
TOTAL FINANCIALS		345,239,500

Health Care - 0.9%
Biotechnology - 0.2%
3SBio Inc (d)(e)	1,899,000	4,557,929
Innovent Biologics Inc (b)(d)(e)	1,680,102	13,273,944
Zai Lab Ltd (b)	862,700	2,626,921
Zai Lab Ltd ADR (b)	225,900	6,808,626
		27,267,420
Health Care Equipment & Supplies - 0.1%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares	284,200	8,915,900
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	143,425	4,499,518
		13,415,418
Life Sciences Tools & Services - 0.2%
Wuxi Apptec Co Ltd H Shares (d)(e)	2,539,300	22,264,335
Pharmaceuticals - 0.4%
Chengdu Kanghong Pharmaceutical Group Co Ltd A Shares (China) (b)	138,084	611,810
China Resources Pharmaceutical Group Ltd (d)(e)	2,070,500	1,359,895
Hansoh Pharmaceutical Group Co Ltd (d)(e)	12,911,744	42,566,551
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	317,000	2,344,824
		46,883,080
TOTAL HEALTH CARE		109,830,253

Industrials - 1.7%
Building Products - 0.0%
Zhejiang Weixing New Building Materials Co Ltd A Shares	2,327,400	3,620,526
Commercial Services & Supplies - 0.0%
Tuhu Car Inc A Shares (b)(d)(e)	200,400	476,394
Construction & Engineering - 0.0%
Changjiang & Jinggong Steel Building Group Co Ltd A Shares (China)	954,300	418,846
China Railway Group Ltd H Shares	6,302,000	2,845,147
		3,263,993
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares	661,912	22,983,854
Contemporary Amperex Technology Co Ltd A Shares (China)	844,352	29,318,796
Guodian Nanjing Automation Co Ltd A Shares (China)	99,800	110,754
Henan Pinggao Electric Co Ltd A Shares (China)	366,800	782,024
NARI Technology Co Ltd A Shares (China)	2,673,092	8,238,607
Sieyuan Electric Co Ltd A Shares (China)	2,258,996	22,600,157
Sungrow Power Supply Co Ltd A Shares	585,300	4,909,374
		88,943,566
Ground Transportation - 0.2%
Full Truck Alliance Co Ltd ADR	2,249,581	26,162,627
Industrial Conglomerates - 0.0%
CITIC Ltd	2,986,000	3,777,674
Machinery - 0.7%
Airtac International Group	352,365	10,832,748
Huaming Power Equipment Co Ltd A Shares (China)	217,790	461,307
Neway Valve Suzhou Co Ltd A Shares (China)	873,400	3,817,618
Shenzhen Inovance Technology Co Ltd A Shares (China) (b)	5,850,291	53,450,765
Sinotruk Hong Kong Ltd	1,007,072	2,543,014
Weichai Power Co Ltd A Shares (China)	536,400	1,120,519
Weichai Power Co Ltd H Shares	528,000	1,032,957
Yutong Bus Co Ltd A Shares (China)	530,700	1,822,133
Zhejiang Dingli Machinery Co Ltd A Shares (China)	1,203,537	7,565,830
		82,646,891
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd H Shares	4,109,800	7,096,797
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	71,300	582,304
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	85,100	688,627
TOTAL INDUSTRIALS		217,259,399

Information Technology - 0.8%
Communications Equipment - 0.0%
Hengtong Optic-electric Co Ltd A Shares (China)	1,020,540	2,126,198
Electronic Equipment, Instruments & Components - 0.2%
Aac Technologies Holdings Inc	283,500	1,317,873
BOE Technology Group Co Ltd A Shares (China)	20,411,300	10,773,005
FIH Mobile Ltd (b)	102,300	120,681
Luxshare Precision Industry Co Ltd A Shares (China)	2,902,000	12,253,315
		24,464,874
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	42,689	1,037,675
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	129,600	3,068,027
NAURA Technology Group Co Ltd A Shares (China)	107,098	6,226,180
		10,331,882
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd	10,246,000	11,697,026
Xiaomi Corp B Shares (b)(d)(e)	7,708,246	49,618,068
		61,315,094
TOTAL INFORMATION TECHNOLOGY		98,238,048

Materials - 0.5%
Chemicals - 0.1%
Yunnan Yuntianhua Co Ltd A Shares (China)	589,800	1,785,845
Zhejiang NHU Co Ltd A Shares (China)	1,790,167	5,452,740
		7,238,585
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	749,000	1,953,431
Asia Cement China Holdings Corp	23,814	7,350
		1,960,781
Metals & Mining - 0.4%
Baoshan Iron & Steel Co Ltd A Shares (China)	1,984,086	1,857,389
China Hongqiao Group Ltd	1,935,000	3,459,808
China Zhongwang Holdings Ltd (b)(f)	350,800	0
Shandong Nanshan Aluminum Co Ltd A Shares (China)	2,447,800	1,274,940
Zhaojin Mining Industry Co Ltd H Shares	428,000	1,081,858
Zijin Mining Group Co Ltd H Shares	19,083,152	42,590,347
		50,264,342
TOTAL MATERIALS		59,463,708

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	1,459,000	2,456,135
KE Holdings Inc A Shares	246,735	1,536,396
		3,992,531
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd	362,600	2,899,468
TOTAL CHINA		2,364,384,651
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	213,526	1,653,938
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC	242,472	7,433,087
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	32,687	1,513,173
Moneta Money Bank AS (d)(e)	23,705	155,101

TOTAL CZECH REPUBLIC		1,668,274
FRANCE - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	4,600	12,681,614
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	88,707	16,488,251
TOTAL FRANCE		29,169,865
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TBC Bank Group PLC	51,852	3,119,374
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	48,400	4,637,204
GREECE - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	534,041	11,484,778
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (b)	9,173	54,671
Financials - 0.8%
Banks - 0.8%
Eurobank Ergasias Services and Holdings SA	12,582,735	38,755,505
National Bank of Greece SA	3,967,162	47,297,398
Piraeus Financial Holdings SA	1,745,767	11,630,079
		97,682,982
TOTAL GREECE		109,222,431
HONG KONG - 0.3%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Skyworth Group Ltd (b)	2,109,457	823,218
Specialty Retail - 0.0%
Pou Sheng International Holdings Ltd	265,273	16,070
TOTAL CONSUMER DISCRETIONARY		839,288

Financials - 0.3%
Capital Markets - 0.0%
Hong Kong Exchanges & Clearing Ltd	106,400	5,322,593
Insurance - 0.3%
AIA Group Ltd	3,328,072	27,864,449
TOTAL FINANCIALS		33,187,042

Industrials - 0.0%
Electrical Equipment - 0.0%
China High Speed Transmission Equipment Group Co Ltd (b)	378	42
Machinery - 0.0%
Techtronic Industries Co Ltd	333,500	3,714,632
TOTAL INDUSTRIALS		3,714,674

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	398,000	1,134,445
TOTAL HONG KONG		38,875,449
HUNGARY - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	56,151	279,065
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (b)	191,651	1,657,161
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	963,491	73,072,985
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	1,212,517	35,277,307
TOTAL HUNGARY		110,286,518
INDIA - 9.7%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	1,541,155	6,922,399
Interactive Media & Services - 0.0%
Info Edge India Ltd	126,734	2,115,333
Media - 0.0%
Jagran Prakashan Ltd	30,888	27,538
TV Today Network Ltd	18,378	36,965
		64,503
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd	4,140,277	89,859,422
TOTAL COMMUNICATION SERVICES		98,961,657

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Ceat Ltd	29,387	1,298,396
FIEM Industries Ltd	3,461	64,477
		1,362,873
Automobiles - 0.3%
Eicher Motors Ltd	52,925	3,300,522
Mahindra & Mahindra Ltd	995,811	34,660,596
		37,961,118
Hotels, Restaurants & Leisure - 0.6%
EIH Associated Hotels	1,004	4,562
Eternal Ltd (b)	11,248,025	31,342,094
Indian Hotels Co Ltd/The	276,954	2,493,005
MakeMyTrip Ltd (b)(c)	282,676	28,728,363
		62,568,024
Household Durables - 0.0%
Amber Enterprises India Ltd (b)	21,361	1,621,347
Dixon Technologies India Ltd (d)	16,326	2,804,596
Symphony Ltd	17,393	247,906
		4,673,849
Specialty Retail - 0.0%
Cartrade Tech Ltd (b)	54,033	981,160
Textiles, Apparel & Luxury Goods - 0.0%
Arvind Ltd	81,229	339,924
Kewal Kiran Clothing Ltd	11,290	57,193
Page Industries Ltd	1,967	1,066,706
Pearl Global Industries Ltd	1,741	29,639
Sutlej Textiles and Industries Ltd (b)	10,634	5,225
Vardhman Textiles Ltd	4,892	28,128
		1,526,815
TOTAL CONSUMER DISCRETIONARY		109,073,839

Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	1,484,901	8,263,581
Food Products - 0.1%
Bombay Burmah Trading Co	7,611	179,853
Kaveri Seed Co Ltd	27,257	459,189
Marico Ltd	211,281	1,769,929
Tata Consumer Products Ltd	542,339	7,015,412
		9,424,383
Personal Care Products - 0.0%
Bajaj Consumer Care Ltd (b)	34,018	69,592
Colgate-Palmolive India Ltd	119,940	3,444,167
Emami Ltd	102,409	699,534
Gillette India Ltd	1,088	119,875
		4,333,168
Tobacco - 0.0%
Godfrey Phillips India Ltd	2,150	218,771
ITC Ltd	281,891	1,377,904
		1,596,675
TOTAL CONSUMER STAPLES		23,617,807

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Bharat Petroleum Corp Ltd	1,350,126	5,026,397
Coal India Ltd	2,621,447	12,177,807
Hindustan Petroleum Corp Ltd	473,467	2,275,589
Indian Oil Corp Ltd	3,101,626	5,148,675
Oil & Natural Gas Corp Ltd	3,503,434	9,806,805
Oil India Ltd	27,228	135,878
Petronet LNG Ltd	619,400	2,225,580
Reliance Industries Ltd	3,553,673	59,040,556
Reliance Industries Ltd GDR (e)	279,400	18,384,520
		114,221,807
Financials - 3.8%
Banks - 2.9%
Axis Bank Ltd	2,996,107	41,765,328
Bank of Baroda	126,462	369,000
Canara Bank	2,600,269	3,489,139
DCB Bank Ltd (b)	51,533	88,574
HDFC Bank Ltd/Gandhinagar (b)	6,234,441	142,354,297
HDFC Bank Ltd/Gandhinagar ADR	501,775	37,828,817
ICICI Bank Ltd	5,772,104	97,961,471
ICICI Bank Ltd ADR	388,408	13,299,090
Indian Bank	69,287	499,533
IndusInd Bank Ltd/Gift City	58,942	563,028
Karur Vysya Bank Ltd/The	753,924	1,954,264
Kotak Mahindra Bank Ltd	573,611	13,914,969
South Indian Bank Ltd/The	5,076,665	1,749,909
Union Bank of India Ltd	1,739,679	2,985,899
		358,823,318
Capital Markets - 0.2%
360 ONE WAM Ltd	1,002,100	11,687,232
Aditya Birla Sun Life Asset Management Co Ltd	29,628	258,798
BSE Ltd	108,561	3,394,257
HDFC Asset Management Co Ltd (d)(e)	170,997	9,563,092
Multi Commodity Exchange of India Ltd	4,799	370,455
Nahar Capital and Financial Services Ltd	1,596	5,375
SMC Global Securities Ltd	61,248	84,111
UTI Asset Management Co Ltd	38,592	537,065
VLS Finance Ltd	24,557	68,496
		25,968,881
Consumer Finance - 0.3%
Bajaj Finance Ltd	271,327	29,125,193
Five-Star Business Finance Ltd (b)	304,424	2,524,572
Manappuram Finance Ltd	181,776	507,254
Muthoot Finance Ltd	133,887	3,468,167
Repco Home Finance Ltd	6,303	28,775
Shriram Finance Ltd	226,614	1,694,084
		37,348,045
Financial Services - 0.1%
LIC Housing Finance Ltd	367,713	2,564,440
PNB Housing Finance Ltd (b)(d)(e)	137,584	1,680,940
Power Finance Corp Ltd	957,604	4,545,357
PTC India Financial Services Ltd (b)	109,546	47,327
REC Ltd	2,512,173	11,817,049
		20,655,113
Insurance - 0.3%
HDFC Life Insurance Co Ltd (d)(e)	1,463,416	13,292,737
PB Fintech Ltd (b)	733,711	15,112,691
SBI Life Insurance Co Ltd (d)(e)	335,794	7,115,223
		35,520,651
TOTAL FINANCIALS		478,316,008

Health Care - 0.7%
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd	143,706	11,561,238
Fortis Healthcare Ltd	79,021	652,591
Indraprastha Medical Corp Ltd	11,280	58,178
Kovai Medical Center and Hospital LTD	1,513	109,382
Krishna Institute of Medical Sciences Ltd (b)(d)(e)	162,562	1,300,599
Max Healthcare Institute Ltd	2,217,893	29,179,629
Narayana Hrudayalaya Ltd (d)	69,610	1,419,393
		44,281,010
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	29,849	2,307,661
Onesource Specialty Pharma Ltd	51,713	1,162,151
		3,469,812
Pharmaceuticals - 0.3%
Alembic Pharmaceuticals Ltd	22,829	271,747
Alkem Laboratories Ltd	29,508	1,759,105
Aurobindo Pharma Ltd (b)	197,107	2,645,317
Cipla Ltd/India	72,199	1,237,331
Dr Reddy's Laboratories Ltd	16,682	244,479
GlaxoSmithKline Pharmaceuticals Ltd	4,567	176,145
Glenmark Pharmaceuticals Ltd	130,473	2,222,898
Lupin Ltd	338,897	7,757,527
Mankind Pharma Ltd (b)	154,124	4,447,051
Natco Pharma Ltd	159,843	1,651,051
Sun Pharmaceutical Industries Ltd	682,149	13,380,647
Zydus Lifesciences Ltd	51,101	555,676
		36,348,974
TOTAL HEALTH CARE		84,099,796

Industrials - 0.9%
Aerospace & Defense - 0.3%
Hindustan Aeronautics Ltd (d)	673,480	39,169,558
Air Freight & Logistics - 0.0%
Transport Corp of India Ltd	11,277	148,167
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	84,527	486,311
Construction & Engineering - 0.4%
ITD Cementation India Ltd	94,953	793,657
Larsen & Toubro Ltd	925,897	39,787,010
		40,580,667
Electrical Equipment - 0.0%
Triveni Turbine Ltd	31,539	214,347
Industrial Conglomerates - 0.0%
Nava Ltd	315,266	1,815,117
Machinery - 0.1%
Ashok Leyland Ltd	2,420,204	6,679,265
NRB Bearings Ltd	52,129	164,339
		6,843,604
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(d)(e)	75,693	4,717,288
Professional Services - 0.1%
Computer Age Management Services Ltd	232,413	10,764,298
eClerx Services Ltd	4,953	205,134
		10,969,432
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	206,210	3,454,656
TOTAL INDUSTRIALS		108,399,147

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
PG Electroplast Ltd	191,509	1,727,454
Redington Ltd	440,592	1,332,576
		3,060,030
IT Services - 1.0%
HCL Technologies Ltd	981,371	18,779,552
Infosys Ltd	1,314,376	24,016,222
Infosys Ltd ADR (c)	719,519	13,088,051
Persistent Systems Ltd	14,836	978,028
Saksoft Limited	14,210	33,503
Tata Consultancy Services Ltd	1,566,202	63,424,913
Tech Mahindra Ltd	83,293	1,532,834
Wipro Ltd	569,794	1,663,388
Zensar Technologies Ltd	95,317	928,434
		124,444,925
Software - 0.0%
KPIT Technologies Ltd	59,174	925,618
Nucleus Software Exports Ltd	28,080	420,964
Oracle Financial Services Software Ltd	331	32,752
		1,379,334
TOTAL INFORMATION TECHNOLOGY		128,884,289

Materials - 0.2%
Chemicals - 0.0%
Andhra Sugars Ltd/The	48,522	42,114
GHCL Ltd	19,449	139,333
Grauer & Weil India Ltd	43,919	41,580
Mayur Uniquoters Ltd	8,046	55,229
Paradeep Phosphates Ltd (d)(e)	757,920	1,526,750
Solar Industries India Ltd	3,810	717,411
Tamilnadu Petroproducts Ltd	29,740	30,239
		2,552,656
Construction Materials - 0.1%
JK Cement Ltd	237,120	15,242,033
NCL Industries Ltd	21,490	53,840
		15,295,873
Metals & Mining - 0.1%
Hindalco Industries Ltd	479,113	3,548,903
Jindal Saw Ltd	198,150	490,947
National Aluminium Co Ltd	732,005	1,543,617
Tata Steel Ltd	1,597,784	3,008,204
		8,591,671
Paper & Forest Products - 0.0%
Seshasayee Paper & Boards Ltd (b)	7,875	26,495
TOTAL MATERIALS		26,466,695

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NESCO Ltd	11,247	121,774
Oberoi Realty Ltd	64,001	1,306,818
		1,428,592
Utilities - 0.4%
Electric Utilities - 0.2%
CESC Ltd	240,696	457,051
Power Grid Corp of India Ltd	6,379,580	21,613,494
		22,070,545
Gas Utilities - 0.1%
GAIL India Ltd	2,171,571	4,819,253
Mahanagar Gas Ltd (d)	125,809	1,949,407
		6,768,660
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd	4,268,228	16,663,779
TOTAL UTILITIES		45,502,984

TOTAL INDIA		1,218,972,621
INDONESIA - 1.0%
Communication Services - 0.0%
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	1,645,900	57,448
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Gajah Tunggal Tbk PT	2,245,700	154,891
Consumer Staples - 0.1%
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	169,200	50,281
Dharma Satya Nusantara Tbk PT	2,180,700	105,139
Indofood CBP Sukses Makmur Tbk PT	3,725,200	2,489,390
Indofood Sukses Makmur Tbk PT	11,859,300	5,724,621
Japfa Comfeed Indonesia Tbk PT	4,084,915	402,542
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	466,264	34,862
Triputra Agro Persada PT	990,800	55,059
		8,861,894
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adaro Andalan Indonesia PT	2,274,881	1,002,733
Alamtri Resources Indonesia Tbk PT	24,477,500	3,305,887
Baramulti Suksessarana Tbk PT	28,475	7,691
Bukit Asam Tbk PT (b)	2,237,184	396,737
Indika Energy Tbk PT	691,241	61,061
Indo Tambangraya Megah Tbk PT	280,700	389,307
United Tractors Tbk PT	1,174,200	1,616,631
		6,780,047
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	125,763,211	72,551,851
Bank Danamon Indonesia Tbk PT	355,601	54,174
Bank Mandiri Persero Tbk PT	7,439,900	2,417,229
Bank Rakyat Indonesia Persero Tbk PT	76,481,500	20,809,318
		95,832,572
Insurance - 0.0%
Panin Financial Tbk PT (b)	2,868,938	51,755
TOTAL FINANCIALS		95,884,327

Industrials - 0.0%
Building Products - 0.0%
Mulia Industrindo PT	3,789,084	65,519
Commercial Services & Supplies - 0.0%
Jasuindo Tiga Perkasa Tbk	5,821,200	84,376
Ground Transportation - 0.0%
Rmk Energy Tbk PT	2,594,800	81,442
Industrial Conglomerates - 0.0%
Astra International Tbk PT	9,160,200	2,723,845
TOTAL INDUSTRIALS		2,955,182

Materials - 0.0%
Metals & Mining - 0.0%
Aneka Tambang Tbk (b)	16,112,700	3,073,073
PT Central Omega Resources Tbk (b)	3,426,000	82,259
		3,155,332
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	1,287,260	77,541
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	18,440,700	2,055,551
TOTAL INDONESIA		119,982,213
ITALY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV	11,900	5,697,244
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	30,900	3,805,012
TOTAL ITALY		9,502,256
KAZAKHSTAN - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
Kaspi.KZ JSC ADR	250,277	19,963,345
KOREA (SOUTH) - 6.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
KT Corp	550,954	20,117,865
LG Uplus Corp	187,567	1,737,535
		21,855,400
Entertainment - 0.0%
Com2uSCorp	2,100	57,676
DoubleDown Interactive Co Ltd ADR (b)	2,346	23,366
Gravity Co Ltd ADR (b)	279	17,984
Krafton Inc (b)	4,694	1,253,536
Mgame Corp	34,930	133,981
Webzen Inc	11,695	117,309
Wysiwyg Studios Co Ltd (b)	42,366	38,970
		1,642,822
Interactive Media & Services - 0.2%
Kakao Corp	68,470	2,115,902
NAVER Corp	141,319	19,176,495
SOOP Co Ltd	10,745	658,654
Webtoon Entertainment Inc (b)(c)	704,776	6,194,981
		28,146,032
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	30,035	1,119,444
TOTAL COMMUNICATION SERVICES		52,763,698

Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	63,932	1,781,338
Hyundai Mobis Co Ltd	102,605	18,786,956
PHA Co Ltd	10,325	77,115
Seoyon Co Ltd	15,754	107,857
SJG Sejong	8,836	28,553
Yoosung Enterprise Co Ltd	12,624	17,989
		20,799,808
Automobiles - 0.4%
Hyundai Motor Co	99,621	13,359,608
Kia Corp	515,375	33,344,811
		46,704,419
Broadline Retail - 0.0%
SAVEZONE I&C CORP	11,337	21,209
Diversified Consumer Services - 0.0%
Multicampus CO Ltd	955	22,739
Hotels, Restaurants & Leisure - 0.0%
DoubleUGames Co Ltd	4,925	180,710
Kangwon Land Inc	123,109	1,518,192
		1,698,902
Household Durables - 0.0%
LG Electronics Inc	77,679	3,997,059
Specialty Retail - 0.0%
LOTTE Himart Co Ltd	3,717	21,224
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	35,983	1,580,715
TOTAL CONSUMER DISCRETIONARY		74,846,075

Consumer Staples - 0.1%
Food Products - 0.0%
Maeil Dairies Co Ltd	1,869	50,114
Tobacco - 0.1%
KT&G Corp	185,816	16,164,228
TOTAL CONSUMER STAPLES		16,214,342

Financials - 0.9%
Banks - 0.7%
BNK Financial Group Inc	274,713	2,198,881
Hana Financial Group Inc	407,455	21,437,861
iM Financial Group Co Ltd	25,591	206,875
KB Financial Group Inc	390,012	29,302,261
Shinhan Financial Group Co Ltd	333,755	13,939,168
Woori Financial Group Inc	666,491	9,294,871
		76,379,917
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	12,662	1,490,014
Korea Investment Holdings Co Ltd	33,201	2,595,030
NH Investment & Securities Co Ltd	3,272	40,823
Samsung Securities Co Ltd	47,024	2,058,934
		6,184,801
Financial Services - 0.0%
Kakao Pay Corp (b)	4,341	118,911
Insurance - 0.2%
DB Insurance Co Ltd	29,858	2,171,672
Samsung Fire & Marine Insurance Co Ltd	94,991	27,807,911
		29,979,583
TOTAL FINANCIALS		112,663,212

Health Care - 0.2%
Biotechnology - 0.0%
PharmaResearch Co Ltd	13,866	4,525,798
Health Care Equipment & Supplies - 0.0%
Rayence Co Ltd	12,372	60,080
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	29,945	22,365,129
Pharmaceuticals - 0.0%
JW Holdings Corp	8,656	21,956
TOTAL HEALTH CARE		26,972,963

Industrials - 0.8%
Aerospace & Defense - 0.5%
Hanwha Aerospace Co Ltd	42,420	24,897,682
Hanwha Aerospace Co Ltd rights 7/2/2025 (b)	3,068	281,985
Korea Aerospace Industries Ltd	466,298	28,212,217
		53,391,884
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	46,418	3,809,490
Building Products - 0.0%
LX Hausys Ltd	1,397	32,050
Electrical Equipment - 0.0%
Dongyang E&P Inc	21,665	344,944
Hanwha Vision Co Ltd	15,208	573,426
		918,370
Ground Transportation - 0.0%
Sebang Co Ltd	4,390	43,876
Industrial Conglomerates - 0.1%
AK Holdings Inc	1,601	13,823
CJ Corp	15,983	1,576,600
GS Holdings Corp	36,379	1,146,585
Hanwha Corp	47,006	2,568,429
SK Square Co Ltd (b)	23,967	1,991,237
		7,296,674
Machinery - 0.2%
HD Hyundai Heavy Industries Co Ltd	6,741	1,978,256
HD HYUNDAI MIPO	28,830	4,037,318
HD Korea Shipbuilding & Offshore Engineering Co Ltd	11,054	2,531,982
Hyundai Rotem Co Ltd	46,443	4,920,721
Samsung Heavy Industries Co Ltd (b)	1,186,418	14,510,816
TK Corp	13,532	182,351
		28,161,444
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	129,319	2,105,776
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	56,587	1,158,965
TOTAL INDUSTRIALS		96,918,529

Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 0.1%
BH Co Ltd	82,802	729,887
Daeduck Co Ltd	4,988	28,193
IsuPetasys Co Ltd	29,796	828,050
Samsung Electro-Mechanics Co Ltd	53,805	4,758,403
Segyung Hitech Co Ltd	24,683	113,076
		6,457,609
IT Services - 0.0%
Cafe24 Corp (b)	8,391	275,700
Semiconductors & Semiconductor Equipment - 0.8%
DB HiTek Co Ltd	41,406	1,168,679
Dongwoon Anatech Co Ltd	8,906	123,172
Eugene Technology Co Ltd	21,539	505,834
Global Standard Technology Co Ltd	37,438	491,764
Jusung Engineering Co Ltd	35,564	808,179
Koh Young Technology Inc	33,582	366,015
LOT Vacuum Co Ltd (b)	5,385	35,036
LX Semicon Co Ltd	4,046	176,275
SK Hynix Inc	628,547	93,024,738
Union Semiconductor Equipment & Materials Co Ltd	7,494	31,889
Zeus Co Ltd	20,917	195,582
		96,927,163
Software - 0.0%
ALUX Co Ltd	3,733	27,151
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	6,304,917	256,438,409
TOTAL INFORMATION TECHNOLOGY		360,126,032

Materials - 0.0%
Chemicals - 0.0%
NOROO Paint & Coatings Co Ltd	7,263	47,412
Taekwang Industrial Co Ltd	98	69,010
Unid CO Ltd	519	34,180
		150,602
Metals & Mining - 0.0%
SeAH Steel Corp	1,148	140,408
TOTAL MATERIALS		291,010

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	132,096	2,884,664
Gas Utilities - 0.0%
Korea Gas Corp	65,725	1,966,860
TOTAL UTILITIES		4,851,524

TOTAL KOREA (SOUTH)		745,647,385
KUWAIT - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,614	335,096
Mobile Telecommunications Co KSCP	865,058	1,344,738
National Mobile Telecommunications Co KSC	1,531	5,453
		1,685,287
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	34,023	288,283
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	149,119	548,171
TOTAL CONSUMER DISCRETIONARY		836,454

Consumer Staples - 0.0%
Food Products - 0.0%
Mezzan Holding Co KSCC	159,940	582,737
Financials - 0.1%
Banks - 0.1%
Boubyan Bank KSCP	445,840	976,387
Gulf Bank KSCP	2,407,206	2,628,040
National Bank of Kuwait SAKP	1,652,637	5,148,839
		8,753,266
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	29,323	305,223
TOTAL FINANCIALS		9,058,489

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSC	338,975	276,173
Passenger Airlines - 0.0%
Jazeera Airways Co KSCP	22,906	113,541
TOTAL INDUSTRIALS		389,714

Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	56,898	127,388
TOTAL KUWAIT		12,680,069
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	933,000	3,974,213
MALAYSIA - 0.3%
Communication Services - 0.0%
Media - 0.0%
Media Prima Bhd	265,300	23,061
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sports Toto Bhd	96,300	29,411
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken Malaysia Bhd	4,400	28,014
Food Products - 0.0%
Three-A Resources BHD	93,000	16,605
TOTAL CONSUMER STAPLES		44,619

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	40,800	188,831
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	59,900	60,933
AMMB Holdings Bhd	1,580,500	1,945,688
CIMB Group Holdings Bhd	16,749,315	27,269,530
Hong Leong Bank Bhd	237,700	1,093,426
Hong Leong Financial Group Bhd	56,000	218,132
Public Bank Bhd	436,200	441,683
RHB Bank Bhd	829,000	1,252,313
		32,281,705
Capital Markets - 0.0%
Kenanga Investment Bank Bhd	148,400	31,727
TOTAL FINANCIALS		32,313,432

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,470,100	986,531
Professional Services - 0.0%
My EG Services Bhd	8,727,000	1,886,254
Trading Companies & Distributors - 0.0%
Engtex Group Bhd	308,725	39,529
TOTAL INDUSTRIALS		2,912,314

Materials - 0.0%
Metals & Mining - 0.0%
Ann Joo Resources Bhd (b)	500	82
Paper & Forest Products - 0.0%
Evergreen Fibreboard Bhd (b)	265,100	12,456
TOTAL MATERIALS		12,538

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
SP Setia Bhd Group	1,482,000	403,881
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	697,200	2,293,152
TOTAL MALAYSIA		38,221,239
MEXICO - 2.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV ADR	1,119,300	18,916,170
America Movil SAB de CV Series B	6,588,017	5,567,003
		24,483,173
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
El Puerto de Liverpool SAB de CV Series C	310,386	1,515,444
Consumer Staples - 1.1%
Beverages - 0.4%
Arca Continental SAB de CV	76,114	836,917
Fomento Economico Mexicano SAB de CV ADR (c)	391,565	41,713,419
Fomento Economico Mexicano SAB de CV unit	1,196,647	12,730,878
		55,281,214
Consumer Staples Distribution & Retail - 0.6%
BBB Foods Inc Class A (b)(c)	287,715	8,303,455
Wal-Mart de Mexico SAB de CV Series V	17,892,213	58,761,289
		67,064,744
Food Products - 0.1%
Gruma SAB de CV Series B	732,483	13,803,354
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	225,481	400,486
TOTAL CONSUMER STAPLES		136,549,798

Financials - 0.4%
Banks - 0.4%
Banco del Bajio SA (d)(e)	2,209,700	5,772,608
Grupo Financiero Banorte SAB de CV	4,237,949	37,463,329
		43,235,937
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	33,099	72,287
Consumer Finance - 0.0%
Gentera SAB de CV	839,800	1,654,834
TOTAL FINANCIALS		44,963,058

Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	390,619	452,929
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	680,544	15,646,617
Grupo Aeroportuario del Sureste SAB de CV Series B	133,125	4,272,203
Promotora y Operadora de Infraestructura SAB de CV	31,515	353,821
		20,272,641
Materials - 0.4%
Construction Materials - 0.2%
Cemex SAB de CV ADR	3,134,209	21,469,332
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	3,916,753	21,473,888
Industrias Penoles SAB de CV (b)	17,241	364,393
Ternium SA ADR	50,330	1,378,035
		23,216,316
TOTAL MATERIALS		44,685,648

Real Estate - 0.0%
Diversified REITs - 0.0%
Concentradora Fibra Danhos SA de CV (c)	41,657	60,501
Fibra Uno Administracion SA de CV	1,967,100	2,767,692
		2,828,193
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,483,400	5,678,617
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR	347,003	10,007,567
TOTAL REAL ESTATE		18,514,377

TOTAL MEXICO		291,437,068
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	32,900	3,980,314
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	235,209	49,819,619
Intercorp Financial Services Inc (United States) (d)	7,904	273,557
		50,093,176
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Ferreycorp Saa	32,934	29,212
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	292,963	4,388,586
TOTAL PERU		54,510,974
PHILIPPINES - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp	283,800	268,705
Specialty Retail - 0.0%
SSI Group Inc (d)	124,000	7,086
TOTAL CONSUMER DISCRETIONARY		275,791

Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,613,165	11,848,971
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	25,083,208	10,335,437
TOTAL PHILIPPINES		22,460,199
POLAND - 1.1%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	83,237	4,932,332
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	1,097,266	10,097,468
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	1,640	6,318,056
TOTAL CONSUMER DISCRETIONARY		16,415,524

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(d)(e)	72,689	10,673,081
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	147,172	2,891,500
Financials - 0.8%
Banks - 0.6%
Bank Polska Kasa Opieki SA	190,460	9,377,854
Powszechna Kasa Oszczednosci Bank Polski SA	2,935,100	59,030,558
		68,408,412
Insurance - 0.2%
Powszechny Zaklad Ubezpieczen SA	1,395,821	22,814,637
TOTAL FINANCIALS		91,223,049

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	320,030	5,261,714
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	4,749	232,943
Text SA	1,320	18,761
		251,704
Utilities - 0.0%
Electric Utilities - 0.0%
Tauron Polska Energia SA (b)	164,847	302,737
TOTAL POLAND		131,951,641
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	340,252	8,561,275
QATAR - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	168,177	570,444
Wireless Telecommunication Services - 0.0%
Vodafone Qatar QSC	352,878	226,594
TOTAL COMMUNICATION SERVICES		797,038

Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	507,510	453,009
Financials - 0.1%
Banks - 0.1%
Doha Bank QPSC	933,222	632,828
Qatar Islamic Bank QPSC	4,362	25,278
Qatar National Bank QPSC	1,044,422	4,862,113
		5,520,219
Industrials - 0.0%
Marine Transportation - 0.0%
Qatar Navigation QSC	1,814	5,326
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	420,197	332,372
TOTAL QATAR		7,107,964
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(f)	52,200	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	1,235,592	12
LUKOIL PJSC (b)(f)	165,638	0
LUKOIL PJSC ADR (b)(f)	200,700	2
Rosneft Oil Co PJSC (b)(f)	634,013	0
		14
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,908,251	0
Sberbank of Russia PJSC (Russia) (b)(f)	328,709	3
Sberbank of Russia PJSC ADR (b)(f)	1,288,149	13
		16
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	18,583	0
Phosagro Pjsc GDR (b)(d)(f)	1	0
Phosagro Pjsc GDR (b)(d)(f)	359	0
		0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(f)	355,140	0
Novolipetsk Steel PJSC GDR (b)(d)(f)	56,576	1
Polyus PJSC (b)(f)	24,680	0
		1
TOTAL MATERIALS		1

TOTAL RUSSIA		31
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	657,042	7,338,121
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	549,246	8,725,511
Mobile Telecommunications Co Saudi Arabia	145,237	421,969
		9,147,480
TOTAL COMMUNICATION SERVICES		16,485,601

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
United Electronics Co	73,017	1,691,303
Financials - 0.7%
Banks - 0.7%
Al Rajhi Bank	1,385,552	33,644,873
Alinma Bank	244,492	1,684,624
Arab National Bank	1,579,463	9,118,966
Riyad Bank	667,619	5,169,547
Saudi National Bank/The	2,713,711	25,099,829
		74,717,839
Consumer Finance - 0.0%
Nayifat Finance Co	3,747	12,624
TOTAL FINANCIALS		74,730,463

Industrials - 0.0%
Professional Services - 0.0%
Tam Development Co	198	8,380
Trading Companies & Distributors - 0.0%
GAS Arabian Services Co Ltd	10,661	45,922
TOTAL INDUSTRIALS		54,302

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	10,735	753,122
Elm Co	16,234	4,431,881
		5,185,003
Materials - 0.0%
Construction Materials - 0.0%
Tabuk Cement Co	27,542	80,608
Metals & Mining - 0.0%
Zamil Industrial Investment Co (b)	43,413	475,597
TOTAL MATERIALS		556,205

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	14,158	75,551
Retal Urban Development Co	85,930	333,949
		409,500
TOTAL SAUDI ARABIA		99,112,377
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
IGG Inc	421,000	190,068
Sea Ltd Class A ADR (b)	70,386	11,287,803

TOTAL SINGAPORE		11,477,871
SLOVENIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Nova Ljubljanska Banka dd GDR (d)	229,085	7,335,231
SOUTH AFRICA - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd (b)	123,819	268,122
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	2,970,220	20,646,601
TOTAL COMMUNICATION SERVICES		20,914,723

Consumer Discretionary - 0.7%
Broadline Retail - 0.6%
Naspers Ltd Class N	244,991	70,351,415
Hotels, Restaurants & Leisure - 0.0%
Famous Brands Ltd	17,647	62,708
Southern Sun Ltd	80,103	39,823
Sun International Ltd/South Africa	84,544	193,230
		295,761
Specialty Retail - 0.1%
Foschini Group Ltd	57,054	426,386
Lewis Group Ltd	7,250	33,382
Mr Price Group Ltd	205,775	2,761,327
Pepkor Holdings Ltd (d)(e)	5,840,402	9,480,403
		12,701,498
TOTAL CONSUMER DISCRETIONARY		83,348,674

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Bid Corp Ltd (c)	557,222	14,759,682
Shoprite Holdings Ltd	1,530,852	24,858,840
		39,618,522
Food Products - 0.0%
Premier Group Ltd	2,238	15,930
Tiger Brands Ltd	251,514	4,842,021
		4,857,951
TOTAL CONSUMER STAPLES		44,476,473

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	20,399	166,754
Thungela Resources Ltd	195,034	990,327
		1,157,081
Financials - 0.6%
Banks - 0.3%
Absa Group Ltd	1,049,805	10,118,293
Capitec Bank Holdings Ltd (c)	87,459	16,761,828
Nedbank Group Ltd	80,158	1,138,906
Standard Bank Group Ltd	833,691	10,813,296
		38,832,323
Capital Markets - 0.0%
Alexander Forbes Group Holdings Ltd	888	439
Financial Services - 0.2%
FirstRand Ltd	6,172,577	25,575,905
Insurance - 0.1%
Old Mutual Ltd (c)	3,773,382	2,448,790
OUTsurance Group Ltd	1,793,848	7,576,408
		10,025,198
TOTAL FINANCIALS		74,433,865

Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	364,055	1,642,910
Metals & Mining - 0.4%
DRDGOLD Ltd ADR	13,592	204,016
Gold Fields Ltd	413,485	9,449,561
Gold Fields Ltd ADR	176,267	4,054,141
Harmony Gold Mining Co Ltd ADR	251,837	3,674,302
Impala Platinum Holdings Ltd (b)	4,445,013	31,954,363
		49,336,383
Paper & Forest Products - 0.0%
Sappi Ltd	123,207	236,582
TOTAL MATERIALS		51,215,875

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	2,704,573	2,028,900
TOTAL SOUTH AFRICA		277,575,591
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	9,124,200	1,815,903
TAIWAN - 10.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Chunghwa Telecom Co Ltd	535,000	2,311,668
Entertainment - 0.1%
International Games System Co Ltd	570,000	15,903,093
Userjoy Technology Co Ltd	20,947	68,961
		15,972,054
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	683,000	1,964,980
TOTAL COMMUNICATION SERVICES		20,248,702

Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Gourmet Master Co Ltd	44,000	135,550
Kuang Hong Arts Management Inc	11,000	46,095
Wowprime Corp	26,685	223,813
		405,458
Household Durables - 0.0%
FY Group Ltd	11,000	27,632
Shane Global Holding Inc	16,000	33,406
Ya Horng Electronic Co Ltd	13,000	26,045
		87,083
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd (b)	1,276,106	18,172,822
Pou Chen Corp	2,065,000	2,134,377
		20,307,199
TOTAL CONSUMER DISCRETIONARY		20,799,740

Consumer Staples - 0.0%
Food Products - 0.0%
Great Wall Enterprise Co Ltd	110,000	233,473
Uni-President Enterprises Corp	2,966,391	7,858,082
		8,091,555
Financials - 0.2%
Banks - 0.1%
CTBC Financial Holding Co Ltd	8,218,934	11,115,867
E.Sun Financial Holding Co Ltd	1,492,000	1,478,425
		12,594,292
Financial Services - 0.0%
Yuanta Financial Holding Co Ltd	538,000	558,608
Insurance - 0.1%
Cathay Financial Holding Co Ltd	4,641,993	9,200,118
KGI Financial Holding Co Ltd	4,198,000	2,402,992
		11,603,110
TOTAL FINANCIALS		24,756,010

Industrials - 0.5%
Air Freight & Logistics - 0.0%
Dimerco Express Corp	162,558	452,184
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	97,000	4,330,793
Machinery - 0.2%
Hiwin Technologies Corp	2,581,515	18,996,939
Nova Technology Corp/Taiwan	4,000	22,178
Value Valves Co Ltd	6,000	16,125
		19,035,242
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	2,422,400	19,607,677
Wan Hai Lines Ltd	67,000	240,103
Yang Ming Marine Transport Corp	1,441,000	3,798,194
		23,645,974
Passenger Airlines - 0.1%
China Airlines Ltd	1,627,000	1,192,934
Eva Airways Corp	7,941,000	10,748,857
		11,941,791
TOTAL INDUSTRIALS		59,405,984

Information Technology - 9.9%
Communications Equipment - 0.3%
Accton Technology Corp	1,527,942	37,354,738
Arcadyan Technology Corp	311,000	2,200,908
Zyxel Group Corp	158,000	150,956
		39,706,602
Electronic Equipment, Instruments & Components - 1.0%
Asia Optical Co Inc	303,000	1,330,726
AVer Information Inc	16,000	17,879
Chroma ATE Inc	773,019	8,540,678
Delta Electronics Inc	1,064,047	13,100,125
E Ink Holdings Inc	2,784,371	19,460,512
Elite Material Co Ltd	351,745	8,656,256
General Interface Solution GIS Holding Ltd (b)	68,000	105,425
Gold Circuit Electronics Ltd	610,000	5,200,328
Hannstar Board Corp	148,120	295,906
Hon Hai Precision Industry Co Ltd	10,357,151	52,844,865
Innolux Corp	2,032,000	817,663
Lotes Co Ltd	23,000	984,081
Primax Electronics Ltd	69,917	180,865
Simplo Technology Co Ltd	91,000	1,131,904
Sirtec International Co Ltd	1,000	970
Speed Tech Corp	35,000	51,051
Taiwan Surface Mounting Technology Corp	446,000	1,613,761
Unimicron Technology Corp	806,000	2,795,550
Weblink International Inc	39,000	73,009
Yageo Corp	667,716	10,725,861
Zhen Ding Technology Holding Ltd	205,000	697,045
		128,624,460
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Analog Technology Inc	33,000	52,816
Alchip Technologies Ltd	51,933	4,755,560
ASE Technology Holding Co Ltd	5,486,514	25,009,662
ASPEED Technology Inc	43,000	5,580,953
eGalax_eMPIA Technology Inc	293,826	401,091
Elan Microelectronics Corp	109,000	496,149
eMemory Technology Inc	216,332	17,237,718
Everlight Electronics Co Ltd	73,000	196,622
FocalTech Systems Co Ltd	195,000	401,244
Himax Technologies Inc ADR	5,217	42,518
ITE Technology Inc	155,000	691,491
Macroblock Inc	39,000	78,088
MediaTek Inc	2,246,901	92,428,928
Niko Semiconductor Co Ltd	52,440	76,818
Novatek Microelectronics Corp	454,000	7,746,413
Pixart Imaging Inc	169,000	1,226,908
Radiant Opto-Electronics Corp	480,000	2,347,348
Raydium Semiconductor Corp	62,572	706,226
Realtek Semiconductor Corp	464,000	8,289,384
Silicon Motion Technology Corp ADR	50,086	3,065,263
Sinopower Semiconductor Inc	16,000	55,021
Sitronix Technology Corp	51,000	366,299
Sonix Technology Co Ltd	94,000	112,745
Sunplus Technology Co Ltd (b)	409,000	269,237
Taiwan Semiconductor Manufacturing Co Ltd	25,944,184	829,027,828
Taiwan Semiconductor Manufacturing Co Ltd ADR	103,653	20,038,198
Ubright Optronics Corp	33,000	92,014
		1,020,792,542
Software - 0.0%
Genesis Technology Inc/Taiwan	31,023	59,805
Technology Hardware, Storage & Peripherals - 0.4%
Asia Vital Components Co Ltd	138,760	2,790,842
Asustek Computer Inc	663,000	13,656,916
Axiomtek Co Ltd	10,973	33,310
Chicony Electronics Co Ltd	10,000	55,896
Compal Electronics Inc	2,130,000	2,022,540
Ennoconn Corp	9,000	89,875
Pegatron Corp	1,886,000	5,227,204
Quanta Computer Inc (b)	251,000	2,224,643
Wistron Corp	1,345,000	5,135,353
Wiwynn Corp	198,000	15,606,941
		46,843,520
TOTAL INFORMATION TECHNOLOGY		1,236,026,929

TOTAL TAIWAN		1,369,328,920
THAILAND - 0.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Thai Stanley Electric PCL depository receipt	4,000	24,844
Hotels, Restaurants & Leisure - 0.0%
MK Restaurants Group PCL depository receipt	29,200	12,624
Specialty Retail - 0.0%
Com7 Pcl	2,580,700	1,563,585
Index Livingmall PCL depository receipt	197,986	82,582
		1,646,167
TOTAL CONSUMER DISCRETIONARY		1,683,635

Consumer Staples - 0.0%
Beverages - 0.0%
Haad Thip PCL depository receipt	178,600	85,915
Food Products - 0.0%
Charoen Pokphand Foods PCL	2,628,300	1,960,522
Charoen Pokphand Foods PCL depository receipt	1,211,400	903,617
		2,864,139
TOTAL CONSUMER STAPLES		2,950,054

Financials - 0.3%
Banks - 0.3%
Bangkok Bank PCL depository receipt	2,630,300	11,331,632
Kasikornbank PCL	1,435,400	6,730,145
Kasikornbank PCL depository receipt	1,222,960	5,734,079
Krung Thai Bank PCL depository receipt	4,033,900	2,726,521
SCB X PCL	1,348,800	4,866,275
		31,388,652
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	58,021	247,311
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL depository receipt (b)	1,511,270	42,331
TOTAL THAILAND		36,311,983
TURKEY - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
NET Holding AS (b)	47,714	49,765
TAB Gida Sanayi Ve Ticaret AS	40,010	176,512
		226,277
Specialty Retail - 0.0%
Dogus Otomotiv Servis ve Ticaret AS	269,215	1,191,812
TOTAL CONSUMER DISCRETIONARY		1,418,089

Consumer Staples - 0.0%
Beverages - 0.0%
Turk Tuborg Bira ve Malt Sanayii AS	5,519	23,545
Consumer Staples Distribution & Retail - 0.0%
Migros Ticaret AS	52,417	637,602
TOTAL CONSUMER STAPLES		661,147

Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS	159,763	431,451
Insurance - 0.0%
Agesa Hayat ve Emeklilik AS	97,985	353,570
Anadolu Hayat Emeklilik AS	39,279	77,578
		431,148
TOTAL FINANCIALS		862,599

Industrials - 0.2%
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	1,050,311	1,615,080
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,914,810	14,110,535
Industrial Conglomerates - 0.0%
AG Anadolu Grubu Holding AS Class A	217,602	1,420,567
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	206,184	1,268,210
Turk Hava Yollari AO (b)	383,674	2,673,507
		3,941,717
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	404,360	2,246,903
TOTAL INDUSTRIALS		23,334,802

Materials - 0.0%
Construction Materials - 0.0%
Afyon Cimento Sanayi TAS	145,024	46,524
Oyak Cimento Fabrikalari AS	223,538	119,710
		166,234
Real Estate - 0.0%
Diversified REITs - 0.0%
Torunlar Gayrimenkul Yatirim Ortakligi AS	112,791	177,755
Residential REITs - 0.0%
Sinpas Gayrimenkul Yatirim Ortakligi AS Class C	1,168,761	102,826
TOTAL REAL ESTATE		280,581

Utilities - 0.0%
Electric Utilities - 0.0%
Ayen Enerji AS	62,754	37,959
Gas Utilities - 0.0%
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	50,604	44,572
TOTAL UTILITIES		82,531

TOTAL TURKEY		26,805,983
UNITED ARAB EMIRATES - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Integrated Telecommun Ication Company	234,882	572,337
Emirates Telecommunications Group Co PJSC	281,893	1,318,519
		1,890,856
Interactive Media & Services - 0.0%
Yalla Group Ltd ADR (b)	37,355	257,750
TOTAL COMMUNICATION SERVICES		2,148,606

Energy - 0.6%
Energy Equipment & Services - 0.4%
ADNOC Drilling Co PJSC	28,003,130	40,026,255
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	33,608,911	30,012,858
TOTAL ENERGY		70,039,113

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	6,343,580	20,863,177
Abu Dhabi Islamic Bank PJSC	6,662	34,788
Dubai Islamic Bank PJSC	288,424	647,835
Emirates NBD Bank PJSC	741,947	4,524,806
First Abu Dhabi Bank PJSC	1,230,208	5,392,417
		31,463,023
Industrials - 0.0%
Construction & Engineering - 0.0%
Orascom Construction PLC (d)	22,953	118,884
Passenger Airlines - 0.0%
Air Arabia PJSC	148,057	143,099
TOTAL INDUSTRIALS		261,983

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	1,459,180	3,301,330
Deyaar Development PJSC	363,388	91,020
Emaar Development PJSC	3,015,854	11,002,571
Emaar Properties PJSC	10,964,166	39,253,685
Tecom Group Pjsc	36,802	31,762
		53,680,368
TOTAL UNITED ARAB EMIRATES		157,593,093
UNITED KINGDOM - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (c)	1,010,808	44,283,499
Anglogold Ashanti Plc (South Africa)	131,261	5,620,518

TOTAL UNITED KINGDOM		49,904,017
UNITED STATES - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite Group SA (d)(e)	894,000	1,685,136
Consumer Staples - 0.1%
Food Products - 0.1%
JBS S/A	1,438,300	10,089,098
Information Technology - 0.4%
IT Services - 0.1%
Cognizant Technology Solutions Corp Class A	24,494	1,983,769
Globant SA (b)(c)	84,945	8,332,255
		10,316,024
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	273,200	36,917,516
Software - 0.0%
Synopsys Inc (b)	18,000	8,351,640
TOTAL INFORMATION TECHNOLOGY		55,585,180

TOTAL UNITED STATES		67,359,414
VIETNAM - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
FPT Corp	1,400,980	6,266,622
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	73,064	1,082,370
TOTAL COMMON STOCKS (Cost $6,054,133,518)		8,009,497,915

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,109)	14	1,185

International Equity Funds - 32.3%
	Shares	Value ($)
abrdn Emerging Markets Fund Institutional Service Class	8,849,270	125,571,142
Artisan Developing World Fund Investor Shares	4,589,539	110,607,898
Brandes Emerging Markets Value Fund Class A	13,439,188	128,747,422
Fidelity SAI Emerging Markets Index Fund (g)	25,294,036	371,569,393
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	69,765,579	809,978,368
Fidelity SAI Emerging Markets Value Index Fund (g)	117,492,314	1,648,417,162
Goldman Sachs Emerging Markets Equity Fund Institutional Class	18,891,437	467,563,054
Invesco Developing Markets Fund Class R6	4,766,352	192,512,964
iShares China Large-Cap ETF (c)	575,894	20,156,290
iShares ESG Aware MSCI EM ETF	209,609	7,675,881
iShares MSCI China ETF (c)	2,137,525	112,904,071
iShares MSCI South Korea ETF (c)	511,975	31,041,044
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	17,701,729
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,598,949,011)		4,044,446,418

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	543,851	18,144,636
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	145,250	1
Sberbank of Russia PJSC (b)(f)	128,031	0

TOTAL RUSSIA		1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $18,863,443)		18,144,637

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/12/2025 (i)	4.25	2,660,000	2,656,859
US Treasury Bills 0% 6/20/2025 (i)	4.23	1,230,000	1,227,395
US Treasury Bills 0% 6/5/2025 (i)	4.24 to 4.25	3,850,000	3,848,636
US Treasury Bills 0% 7/10/2025 (i)	4.25 to 4.26	6,420,000	6,391,370
US Treasury Bills 0% 7/17/2025 (i)	4.25	470,000	467,519
US Treasury Bills 0% 7/24/2025 (i)	4.24	570,000	566,520
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,156,724)			15,158,299

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	84,880,986	84,897,962
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	244,108,009	244,132,420
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.27	335,190,540	335,190,540
TOTAL MONEY MARKET FUNDS (Cost $664,220,922)			664,220,922

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $10,351,324,727)	12,751,469,376
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(222,415,529)
NET ASSETS - 100.0%	12,529,053,847

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	4,964	Jun 2025	285,256,260	3,678,585	3,678,585

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $430,509,433 or 3.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,035,823 or 3.1% of net assets.

(f)	Level 3 security
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,407,035.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	127,747,816	276,662,120	319,511,974	1,432,113	-	-	84,897,962	84,880,986	0.2%
Fidelity Securities Lending Cash Central Fund	256,660,138	460,677,967	473,205,685	660,448	-	-	244,132,420	244,108,009	0.8%
Total	384,407,954	737,340,087	792,717,659	2,092,561	-	-	329,030,382

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity SAI Emerging Markets Index Fund	637,651,368	18,152,676	296,679,413	-	(9,197,870)	21,642,632	371,569,393	25,294,036
Fidelity SAI Emerging Markets Low Volatility Index Fund	761,840,119	-	-	-	-	48,138,249	809,978,368	69,765,579
Fidelity SAI Emerging Markets Value Index Fund	1,572,047,158	-	-	-	-	76,370,004	1,648,417,162	117,492,314
Fidelity SAI Inflation-Focused Fund	1,247	-	-	-	-	(62)	1,185	14
	2,971,539,892	18,152,676	296,679,413	-	(9,197,870)	146,150,823	2,829,966,108

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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